Notes to the cash flow statement	12 Months Ended
Dec. 31, 2021
Cash flow hedges [abstract]
Notes to the cash flow statement

21.	Notes to the cash flow statement

	2021	2020
	£	£

Cash and cash equivalents	1,566,688	748,015

Cash and cash equivalents comprise cash and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets is approximately equal to their fair value.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)